VIA EDGAR
---------

May 1, 2001

Division of Investment Management
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549

         Re:      MetLife Investors USA Separate Account A
                  '33 Act File No. 33-47984
                  '40 Act File No. 811-3365
                  -------------------------


Dear Sir/Madam:

I hereby certify that pursuant to Rule 497(j) under the Securities Act of 1933, the form of the Prospectuses and Statements of Additional Information that will become effective May 1, 2001, pursuant to paragraph (b) of Rule 485, and that would have been filed under paragraph (c) of Rule 497, does not differ from those contained in the most recent amendment to the registration statement.

The text of the most recent amendment has been filed electronically.


Sincerely,

METLIFE INVESTORS USA SEPARATE ACCOUNT A


/s/Cheryl J. Finney
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Cheryl J. Finney
Vice President and
Associate General Counsel